Details of Assets Pledged Against Liabilities and Collateral Assets Held or Re-pledged (Details) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Sources of pledged assets and collateral [member]
Disclosure of detailed information about financial instruments [line items]
Uses of pledged assets and collateral	$ 460,800	$ 467,627
Bank assets [member] | Sources of pledged assets and collateral [member]
Disclosure of detailed information about financial instruments [line items]
Sources of pledged assets and collateral	191,175	221,479
Third-party asset [member] | Sources of pledged assets and collateral [member]
Disclosure of detailed information about financial instruments [line items]
Collateral received and available for sale or repledging	354,873	336,325
Less: Collateral not repledged	(85,248)	(90,177)
Sources of pledged assets and collateral	269,625	246,148
Third-party asset [member] | Uses of pledged assets and collateral [member]
Disclosure of detailed information about financial instruments [line items]
Uses of pledged assets and collateral	460,800	467,627
Derivatives [member] | Uses of pledged assets and collateral [member]
Disclosure of detailed information about financial instruments [line items]
Uses of pledged assets and collateral	14,864	12,002
Obligations related to securities lent or sold under repurchase agreements [member] | Uses of pledged assets and collateral [member]
Disclosure of detailed information about financial instruments [line items]
Uses of pledged assets and collateral	170,314	189,659
Securities borrowing and lending [member] | Uses of pledged assets and collateral [member]
Disclosure of detailed information about financial instruments [line items]
Uses of pledged assets and collateral	119,916	104,085
Obligations Related To Securities Sold Short [Member] | Uses of pledged assets and collateral [member]
Disclosure of detailed information about financial instruments [line items]
Uses of pledged assets and collateral	34,424	32,770
Securitization [Member] | Uses of pledged assets and collateral [member]
Disclosure of detailed information about financial instruments [line items]
Uses of pledged assets and collateral	29,030	32,513
Covered bonds [member] | Uses of pledged assets and collateral [member]
Disclosure of detailed information about financial instruments [line items]
Uses of pledged assets and collateral	31,152	41,434
Clearing systems, payment systems, and depositories [member] | Uses of pledged assets and collateral [member]
Disclosure of detailed information about financial instruments [line items]
Uses of pledged assets and collateral	9,261	8,976
Foreign governments and central banks [member] | Uses of pledged assets and collateral [member]
Disclosure of detailed information about financial instruments [line items]
Uses of pledged assets and collateral	1,010	1,148
Other uses [member] | Uses of pledged assets and collateral [member]
Disclosure of detailed information about financial instruments [line items]
Uses of pledged assets and collateral	50,829	45,040
Cash and due from banks [member] | Bank assets [member] | Sources of pledged assets and collateral [member]
Disclosure of detailed information about financial instruments [line items]
Sources of pledged assets and collateral	223	205
Interest bearing deposits with banks [member] | Bank assets [member] | Sources of pledged assets and collateral [member]
Disclosure of detailed information about financial instruments [line items]
Sources of pledged assets and collateral	6,580	5,328
Loans [member] | Bank assets [member] | Sources of pledged assets and collateral [member]
Disclosure of detailed information about financial instruments [line items]
Sources of pledged assets and collateral	85,698	112,190
Securities [member] | Bank assets [member] | Sources of pledged assets and collateral [member]
Disclosure of detailed information about financial instruments [line items]
Sources of pledged assets and collateral	98,199	103,334
Other assets [member] | Bank assets [member] | Sources of pledged assets and collateral [member]
Disclosure of detailed information about financial instruments [line items]
Sources of pledged assets and collateral	$ 475	$ 422